Shareholder Report, Average Annual Return (Details)		8 Months Ended	12 Months Ended	41 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000092936 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Preferred Securities and Income Fund - Class R3
Average Annual Return, Percent			8.20%		4.02%	4.66%
C000092935 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Preferred Securities and Income Fund - Class I
Average Annual Return, Percent			8.82%		4.64%	5.26%
C000092934 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Preferred Securities and Income Fund - Class F
Average Annual Return, Percent			8.57%		4.38%	5.06%
C000092933 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Preferred Securities and Income Fund - Class C (w/max 1.00% contingent deferred sales charge)
Average Annual Return, Percent			6.66%		3.56%	4.21%
C000092932 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Preferred Securities and Income Fund - Class A (w/max 4.50% sales charge)
Average Annual Return, Percent			3.67%		3.38%	4.48%
C000092938 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust/Confluence Small Cap Value Fund - Class A (w/max 5.50% sales charge)
Average Annual Return, Percent			(16.25%)		1.52%	3.19%
C000092939 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust/Confluence Small Cap Value Fund - Class C (w/max 1.00% contingent deferred sales charge)
Average Annual Return, Percent			(12.86%)		1.99%	3.00%
C000092941 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust/Confluence Small Cap Value Fund - Class I
Average Annual Return, Percent			(11.18%)		2.96%	4.02%
C000121472 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Short Duration High Income Fund - Class I
Average Annual Return, Percent			7.24%		5.17%	4.50%
C000121471 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Short Duration High Income Fund - Class C (w/max 1.00% contingent deferred sales charge)
Average Annual Return, Percent			5.18%		4.14%	3.47%
C000118178 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Short Duration High Income Fund - Class A (w/max 3.50% sales charge)
Average Annual Return, Percent			3.24%		4.18%	3.87%
C000232962 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Managed Municipal Fund - Class A (w/max 3.50% sales charge)
Average Annual Return, Percent		(2.86%)
C000232961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Managed Municipal Fund - Class I
Average Annual Return, Percent			3.50%	3.97%
Without Sales Load [Member] | C000092933 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Preferred Securities and Income Fund - Class C (without sales charge)
Average Annual Return, Percent			7.66%		3.56%	4.21%
Without Sales Load [Member] | C000092932 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Preferred Securities and Income Fund - Class A (without sales charge)
Average Annual Return, Percent			8.54%		4.33%	4.96%
Without Sales Load [Member] | C000092938 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust/Confluence Small Cap Value Fund - Class A (without sales charge)
Average Annual Return, Percent			(11.39%)		2.68%	3.78%
Without Sales Load [Member] | C000092939 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust/Confluence Small Cap Value Fund - Class C (without sales charge)
Average Annual Return, Percent			(12.02%)		1.99%	3.00%
Without Sales Load [Member] | C000121471 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Short Duration High Income Fund - Class C (without sales charge)
Average Annual Return, Percent			6.18%		4.14%	3.47%
Without Sales Load [Member] | C000118178 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Short Duration High Income Fund - Class A (without sales charge)
Average Annual Return, Percent			6.97%		4.93%	4.24%
Without Sales Load [Member] | C000232962 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Managed Municipal Fund - Class A (without sales charge)
Average Annual Return, Percent		1.64%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			6.16%		(0.24%)	1.90%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Average Annual Return, Percent			20.81%		16.74%	14.08%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent		2.35%	4.17%	3.86%
Blended C000092933 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Index
Average Annual Return, Percent	[1]		6.67%		3.25%	4.90%
Blended C000092935 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Index
Average Annual Return, Percent	[2]		6.67%		3.25%	4.90%
Blended C000092934 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Index
Average Annual Return, Percent	[3]		6.67%		3.25%	4.90%
Blended C000092936 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Index
Average Annual Return, Percent	[4]		6.67%		3.25%	4.90%
Blended C000092932 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Index
Average Annual Return, Percent	[5]		6.67%		3.25%	4.90%
Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Index
Average Annual Return, Percent	[6]		7.18%		6.26%	5.69%
ICE BofA US Investment Grade Institutional Capital Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US Investment Grade Institutional Capital Securities Index
Average Annual Return, Percent			8.28%		4.45%	5.35%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000® Value Index
Average Annual Return, Percent			9.87%		13.85%	8.66%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
Average Annual Return, Percent			14.41%		11.50%	9.36%
Morningstar LSTA US Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar® LSTA® US Leveraged Loan Index
Average Annual Return, Percent			6.32%		6.97%	5.52%
ICE BofA US High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US High Yield Constrained Index
Average Annual Return, Percent			8.03%		5.48%	5.80%
Bloomberg Municipal Bond 5 15 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond 5-15 Year Index
Average Annual Return, Percent		3.17%	5.41%	4.03%

[1]	The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US HighYield Institutional Capital Securities Index.
[2]	The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US HighYield Institutional Capital Securities Index.
[3]	The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US HighYield Institutional Capital Securities Index.
[4]	The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US HighYield Institutional Capital Securities Index.
[5]	The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US HighYield Institutional Capital Securities Index.
[6]	The Blended Index return is a 50/50 split between the ICE BofA US High Yield Constrained Index and the Morningstar® LSTA® US Leveraged Loan Index returns.